Goodwill and Intangible Assets, Net - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 191,067	$ 181,867
Accumulated Amortization		(68,661)	(37,375)
Net Carrying Amount	112,513	122,406	144,492
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		139,767	139,767
Accumulated Amortization		(44,398)	(26,838)
Net Carrying Amount		95,369	112,929
Institutional Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		34,800	33,600
Accumulated Amortization		(21,973)	(10,398)
Net Carrying Amount		12,827	23,202
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		16,500	8,500
Accumulated Amortization		(2,290)	(139)
Net Carrying Amount		$ 14,210	$ 8,361